Prepaid Expesnes and Other Accounts Receivavable	12 Months Ended
Dec. 31, 2023
Prepaid Expesnes and Other Accounts Receivavable [Abstract]
PREPAID EXPESNES AND OTHER ACCOUNTS RECEIVAVABLE

NOTE 6:- PREPAID EXPESNES AND OTHER ACCOUNTS RECEIVAVABLE

The following table summarizes the composition of the Group’s prepaid expenses and other accounts receivable:

	December 31,
	2023	2022
Prepaid expenses and advances to suppliers	$40,679	$42,190
Government authorities	34,687	17,908
Employees	443	430
Related Parties (see Note 17)	256	281
Others	8,605	3,726
	$84,670	$64,535